Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	Eldorado Resorts, Inc.
Entity Central Index Key	0001590895
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Trading Symbol	ERI